Performance Management - PeakShares Sector Rotation ETF	Jul. 02, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

Because the Fund is new and does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost at www.PeakSharesFunds.com or by calling 877-57-PEAKS. In the future, performance information will be presented in this section of the Prospectus.

The year to date performance of the Fund through the most recent quarter ended March 31, 2025 is (1.28)%.

Performance One Year or Less [Text]	Because the Fund is new and does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Year to Date Return, Label [Optional Text]	The year to date performance of the Fund through the most recent quarter
Bar Chart, Year to Date Return	(1.28%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Performance Availability Website Address [Text]	www.PeakSharesFunds.com
Performance Availability Phone [Text]	877-57-PEAKS